The Company and basis of presentation - Insurance contract (Details) € in Thousands	3 Months Ended
Mar. 31, 2023 EUR (€)
Insurance contracts
Insurance contract receivables (liabilities) at beginning of period	€ 16,284
Incurred claims and other directly attributable expenses	(107,770)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(21,222)
Premium revenue	140,396
Foreign currency translation and other changes	(464)
Insurance contract receivables (liabilities) at end of period	27,224
Present value of future cash flows
Insurance contracts
Insurance contract receivables (liabilities) at beginning of period	18,085
Incurred claims and other directly attributable expenses	(108,549)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(21,222)
Premium revenue	140,396
Foreign currency translation and other changes	(489)
Insurance contract receivables (liabilities) at end of period	28,221
Risk adjustment for non-financial risk
Insurance contracts
Insurance contract receivables (liabilities) at beginning of period	(1,801)
Incurred claims and other directly attributable expenses	779
Foreign currency translation and other changes	25
Insurance contract receivables (liabilities) at end of period	(997)
Liability for remaining coverage
Insurance contracts
Insurance contract receivables (liabilities) at end of period	€ 0